Unaudited Interim Condensed Consolidated Statement of Financial Position	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non-current assets
Plant and equipment	RM 37,827,225	$ 8,985,943	RM 14,253,818
Right-of-use assets	1,548,802	367,921	170,026
Total non-current assets	39,376,027	9,353,864	14,423,844
Current assets
Trade receivables, net	17,832,831	4,236,230	8,409,351
Other receivables	771,408	183,250	2,867,160
Cash and short term deposits	3,043,907	723,088	1,654,146
Total current assets	21,648,146	5,142,568	12,930,657
Total assets	61,024,173	14,496,432	27,354,501
Current liabilities
Trade payables	555,146	131,877
Other payables	1,569,168	372,759	1,172,737
Provisions	409,992	97,395	441,353
Tax payable	4,476,000	1,063,284	3,918,926
Lease liabilities	319,463	75,889	52,768
Bank overdraft	526,066	124,968	104,587
Bank borrowings	778,869	185,022	736,481
Total current liabilities	8,634,704	2,051,194	6,426,852
Non-current liabilities
Lease liabilities	1,118,502	265,703	109,809
Bank borrowings	1,942,299	461,398	2,526,234
Deferred tax liabilities	953,525	226,512	907,405
Total non-current labilities	4,014,326	953,613	3,543,448
Total liabilities	12,649,030	3,004,807	9,970,300
Equity
Share capital, 10,800,000 common shares issued and outstanding with no par value, unlimited authorized share	1,145,780	272,183	1,145,780
Issuance of 1,950,000 ordinary shares with no par value	20,012,328	4,753,973
Reserves	3,280,388	779,264	3,280,388
Retained earnings	23,195,623	5,510,173	12,365,963
Shareholders’ equity	47,634,119	11,315,593	16,792,131
Non-controlling interest	741,024	176,032	592,070
Total equity	48,375,143	11,491,625	17,384,201
Total liabilities and equity	RM 61,024,173	$ 14,496,432	RM 27,354,501